OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Withholding social insurance | ¥		¥ 6	¥ 6
Input value-added tax | ¥			597
Staff advances | ¥		13	13
Deposit | ¥		20	20
Total other receivables | ¥		¥ 39	¥ 636
USD [Member]
Statement Line Items [Line Items]
Withholding social insurance | $	$ 1
Input value-added tax | $
Staff advances | $	2
Deposit | $	3
Total other receivables | $	$ 6